COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Exhibit 99.20

Report Pulled:	3/30/2026
Loan Count:	1
Audit ID	Loan Number	Deal ID	Loan ID	Borrower Last Name	Field	Tape Data	Review Data
XXXX	XXXX	4350119629	XXXX	XXXX	Debt Service Coverage Ratio	1.091	1.131